Report of Directors Corporate Governance - Payments for loss of office (Details) - Former Directors	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, loss of office	£ 703,519
Fixed pay allowance (’FPA’)	885,836
Unused holiday	£ 73,621